Fair Value Measurements (Narratives) (Details) (USD $)	12 Months Ended
	Dec. 31, 2014 Investments	Dec. 31, 2013 Investments
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Real Estate Fund investments	$ 513,973,000	$ 667,710,000
Toys R Us [Member] | Discounted Cash Flow Methodology [Member]
Fair Value Inputs [Abstract]
Fair Value Inputs, Earnings before Interest, Taxes, Depreciation, and Amortization Multiple	5.75
Financial Projections Period	5 years
Discount rates	10.00%
Fair Value Inputs Tax Rate	38.00%
Minimum [Member] | Toys R Us [Member] | Market Multiple Methodology [Member]
Fair Value Inputs [Abstract]
Fair Value Inputs, Earnings before Interest, Taxes, Depreciation, and Amortization Multiple	5.75
Minimum [Member] | Toys R Us [Member] | Comparable Sales Methodology [Member]
Fair Value Inputs [Abstract]
Fair Value Assumptions, Sales Of Comparable Companies (in US Dollars)	150,000,000
Minimum [Member] | Toys R Us [Member] | Black Scholes Valuation Analysis [Member]
Fair Value Inputs [Abstract]
Fair Value Assumptions Expiration Periods	1 year
Fair Value Assumptions, Expected Volatility Rate	24.00%
Maximum [Member] | Toys R Us [Member] | Market Multiple Methodology [Member]
Fair Value Inputs [Abstract]
Fair Value Inputs, Earnings before Interest, Taxes, Depreciation, and Amortization Multiple	6.5
Maximum [Member] | Toys R Us [Member] | Comparable Sales Methodology [Member]
Fair Value Inputs [Abstract]
Fair Value Assumptions, Sales Of Comparable Companies (in US Dollars)	3,000,000,000
Maximum [Member] | Toys R Us [Member] | Black Scholes Valuation Analysis [Member]
Fair Value Inputs [Abstract]
Fair Value Assumptions Expiration Periods	3 years
Fair Value Assumptions, Expected Volatility Rate	29.00%
Weighted Average [Member] | Toys R Us [Member] | Black Scholes Valuation Analysis [Member]
Fair Value Inputs [Abstract]
Fair Value Assumptions Expiration Periods	2 years
Real Estate Fund [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Number Of Investments Held By Fund	7	9
Real Estate Fund investments	513,973,000	667,710,000
Excess of fair value over cost	$ 176,899,000
Real Estate Fund [Member] | Minimum [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value Measurement Anticipated Investment Holding Period	0 years 9 months 18 days
Fair Value Inputs [Abstract]
Discount rates	12.00%
Real Estate Fund [Member] | Maximum [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value Measurement Anticipated Investment Holding Period	6 years 0 months 0 days
Fair Value Inputs [Abstract]
Discount rates	17.50%
Real Estate Fund [Member] | Weighted Average [Member]
Fair Value Inputs [Abstract]
Discount rates	13.70%